PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.7% of Net Assets

Non-Convertible Bonds – 85.5%

	ABS Home Equity – 0.5%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$189,547
35,904	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	37,590
37,193	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	37,453
145,827	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.720%, 9/19/2045(a)	119,091
125,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 6.174%, 10/17/2033, 144A(a)	125,114
225,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 7.094%, 10/17/2033, 144A(a)	225,133

		733,928

	Aerospace & Defense – 1.1%
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	590,850
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	182,750
1,045,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,099,862

		1,873,462

	Airlines – 0.6%
997,881	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	987,903

	Automotive – 1.7%
450,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	459,000
550,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	578,875
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	230,906
845,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	754,162
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	64,025
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	60,750
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	342,400
335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	319,088

		2,809,206

	Banking – 4.2%
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	20,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$1,910,000	Ally Financial, Inc., 4.625%, 3/30/2025	$2,015,050
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,058,400
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,300,505
460,000	Danske Bank A/S, 5.000%, 1/12/2022, 144A	481,182
375,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	405,325
340,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	295,463
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,338,628

		6,915,053

	Brokerage – 0.1%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	150,881

	Building Materials – 2.0%
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	123,438
485,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	480,150
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	311,685
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	330,003
405,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	413,100
400,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	398,000
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	103,031
130,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	125,775
340,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	344,250
680,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	707,200

		3,336,632

	Cable Satellite – 7.7%
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	406,320
1,905,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,969,294
255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	263,288
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	618,537

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	$606,625
920,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	966,000
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	774,787
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	48,150
410,000	DISH DBS Corp., 7.750%, 7/01/2026	397,700
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	279,785
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	605,148
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,373,130
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	895,597
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	639,261
565,000	Ziggo Bond Co. BV, 5.875%, 1/15/2025, 144A	570,887
2,305,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,344,669

		12,759,178

	Chemicals – 1.0%
805,000	Hercules LLC, 6.500%, 6/30/2029	853,300
895,000	Hexion, Inc., 6.625%, 4/15/2020(b)(c)	693,625
55,000	Hexion, Inc., 10.375%, 2/01/2022, 144A(b)(c)	41,937

		1,588,862

	Construction Machinery – 0.8%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	202,500
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	117,386
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	497,963
220,000	United Rentals North America, Inc., 5.875%, 9/15/2026	234,300
230,000	United Rentals North America, Inc., 6.500%, 12/15/2026	248,975

		1,301,124

	Consumer Cyclical Services – 1.1%
190,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	196,080

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – continued
$310,000	Realogy Group LLC/Realogy Co-Issuer Corp., 4.875%, 6/01/2023, 144A	$279,000
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	273,600
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	316,019
730,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	773,800

		1,838,499

	Electric – 2.4%
695,000	AES Corp. (The), 4.000%, 3/15/2021	707,163
340,000	AES Corp. (The), 4.500%, 3/15/2023	349,350
90,000	AES Corp. (The), 5.125%, 9/01/2027	94,950
652,000	AES Corp. (The), 5.500%, 4/15/2025	678,223
220,000	AES Corp. (The), 6.000%, 5/15/2026	233,200
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,066,062
730,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	771,063

		3,900,011

	Finance Companies – 4.6%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	547,951
410,000	Aircastle Ltd., 5.500%, 2/15/2022	434,585
95,000	CIT Group, Inc., 4.125%, 3/09/2021	96,810
740,000	CIT Group, Inc., 5.000%, 8/01/2023	789,950
65,000	iStar, Inc., 4.625%, 9/15/2020	65,569
220,000	iStar, Inc., 5.250%, 9/15/2022	225,225
245,000	iStar, Inc., 6.500%, 7/01/2021	249,287
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	340,850
435,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	441,525
980,000	Navient Corp., 6.500%, 6/15/2022	1,040,995
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	230,300
785,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	781,075

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$1,155,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	$1,191,094
150,000	Springleaf Finance Corp., 6.875%, 3/15/2025	164,247
560,000	Springleaf Finance Corp., 7.125%, 3/15/2026	613,550
99,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	94,050
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	330,240

		7,637,303

	Financial Other – 1.0%
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	651,450
220,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	225,225
520,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	530,400
270,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	274,050

		1,681,125

	Food & Beverage – 2.3%
350,000	B&G Foods, Inc., 5.250%, 4/01/2025	353,500
355,000	BRF S.A., 4.750%, 5/22/2024, 144A	355,181
325,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	355,066
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	234,000
65,000	JBS USA LUX S.A/JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	70,606
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	365,131
335,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	352,253
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	243,600
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	455,950
635,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	655,637
420,000	Sigma Holdco BV, 7.875%, 5/15/2026, 144A	388,500

		3,829,424

	Gaming – 1.6%
150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	158,682

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Gaming – continued
$80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	$86,516
610,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	644,312
165,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	163,763
360,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	387,900
1,145,000	MGM Resorts International, 6.000%, 3/15/2023	1,240,894

		2,682,067

	Government Owned - No Guarantee – 0.8%
475,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	495,140
260,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	276,900
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	580,608

		1,352,648

	Health Insurance – 0.2%
320,000	Centene Corp., 4.750%, 1/15/2025	330,307

	Healthcare – 4.9%
580,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	558,250
510,000	DaVita, Inc., 5.750%, 8/15/2022	515,100
895,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	937,512
115,000	HCA, Inc., 5.250%, 4/15/2025	127,415
655,000	HCA, Inc., 5.375%, 2/01/2025	706,991
430,000	HCA, Inc., 7.050%, 12/01/2027	485,900
35,000	HCA, Inc., 7.500%, 12/15/2023	39,200
790,000	HCA, Inc., 7.500%, 11/06/2033	908,500
40,000	HCA, Inc., 7.690%, 6/15/2025	47,000
40,000	HCA, Inc., 8.360%, 4/15/2024	46,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	235,750
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	22,800
215,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	217,956

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	$253,750
330,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	340,725
780,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	731,406
1,330,000	Polaris Intermediate Corp., 8.500% PIK, 8.500% Cash, 12/01/2022, 144A(d)	1,173,725
485,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	492,881
155,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	157,519
70,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	70,350

		8,068,930

	Home Construction – 1.8%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(b)(e)(f)	2
460,000	Lennar Corp., 4.500%, 4/30/2024	483,575
385,000	Lennar Corp., 4.750%, 11/15/2022	402,806
690,000	Lennar Corp., 5.000%, 6/15/2027	725,362
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	738,000
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	527,794

		2,877,539

	Independent Energy – 9.1%
1,095,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	1,156,594
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	272,950
805,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	768,775
730,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	613,200
68,000	California Resources Corp., 5.500%, 9/15/2021	48,887
33,000	California Resources Corp., 6.000%, 11/15/2024	19,140
1,200,000	California Resources Corp., 8.000%, 12/15/2022, 144A	904,500
110,000	Callon Petroleum Co., 6.125%, 10/01/2024	111,100
450,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	454,500
325,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	301,437

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$310,000	Continental Resources, Inc., 3.800%, 6/01/2024	$318,738
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	84,055
504,000	Continental Resources, Inc., 5.000%, 9/15/2022	508,136
520,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	431,600
165,000	Denbury Resources, Inc., 9.250%, 3/31/2022, 144A	154,688
495,000	Gulfport Energy Corp., 6.000%, 10/15/2024	382,387
480,000	Gulfport Energy Corp., 6.375%, 5/15/2025	371,400
290,000	Gulfport Energy Corp., 6.375%, 1/15/2026	219,675
477,000	Halcon Resources Corp., 6.750%, 2/15/2025(g)(h)	143,100
485,000	Matador Resources Co., 5.875%, 9/15/2026	489,850
1,055,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,060,275
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	441,750
725,000	Montage Resources Corp., 8.875%, 7/15/2023	610,812
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	149,270
789,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	787,027
175,000	PDC Energy, Inc., 5.750%, 5/15/2026	171,937
165,000	PDC Energy, Inc., 6.125%, 9/15/2024	165,000
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023(g)(h)	9,000
610,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A(g)(h)	462,075
550,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	529,375
140,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	141,925
280,000	SM Energy Co., 5.000%, 1/15/2024	256,900
230,000	SM Energy Co., 5.625%, 6/01/2025	209,300
128,000	SM Energy Co., 6.125%, 11/15/2022	127,040
100,000	SM Energy Co., 6.625%, 1/15/2027	92,500
75,000	SM Energy Co., 6.750%, 9/15/2026	70,313

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$420,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	$271,950
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	664,950
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	94,799
940,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	906,512

		14,977,422

	Life Insurance – 0.5%
745,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	802,738

	Local Authorities – 0.2%
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	137,364
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	216,255

		353,619

	Lodging – 1.3%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	116,725
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	609,131
460,000	Marriott Ownership Resorts, Inc./ILG LLC, 5.625%, 4/15/2023	466,900
290,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	311,025
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	686,613

		2,190,394

	Media Entertainment – 2.8%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	668,290
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	25,719
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	86,913
795,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	809,906
440,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	460,909
670,000	Meredith Corp., 6.875%, 2/01/2026	710,957
710,000	Netflix, Inc., 4.875%, 4/15/2028	732,187
415,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	440,809

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$115,000	Nexstar Escrow, Inc., 5.625%, 7/15/2027, 144A	$117,731
570,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	568,575

		4,621,996

	Metals & Mining – 2.6%
545,000	Commercial Metals Co., 4.875%, 5/15/2023	549,088
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	430,100
835,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	774,462
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	353,225
400,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	389,500
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	190,500
365,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	378,688
465,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	484,181
730,000	Steel Dynamics, Inc., 5.500%, 10/01/2024	756,462

		4,306,206

	Midstream – 3.7%
875,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(i)	813,750
785,000	EnLink Midstream Partners LP, 4.850%, 7/15/2026	790,887
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	75,150
490,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	418,950
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	229,375
1,020,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,049,325
155,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	153,450
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	391,875
385,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 4/15/2026, 144A	398,475
125,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	128,750
540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	571,725

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$160,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	$157,722
175,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 11/15/2023	167,125
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	50,000
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	679,280

		6,075,839

	Non-Agency Commercial Mortgage-Backed Securities – 1.0%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.894%, 11/15/2031, 144A(a)(g)(h)	99,310
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.894%, 11/15/2031, 144A(a)(g)(h)	178,154
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	746,978
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.250%, 5.644%, 11/15/2027, 144A(a)(g)(h)	289,749
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.150%, 6.544%, 11/15/2027, 144A(a)	287,063
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.970%, 6/15/2045, 144A(j)	88,249

		1,689,503

	Oil Field Services – 2.0%
900,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A	841,212
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	47,967
1,210,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,116,830
548,100	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	557,007
165,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	170,156
450,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	450,562
135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	128,588

		3,312,322

	Packaging – 1.4%
330,000	ARD Finance S.A., 7.875% PIK, 7.125% Cash, 9/15/2023(d)	337,425
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	350,606
885,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	932,569
475,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	467,875
275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026	282,562

		2,371,037

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – 1.8%
$20,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	$20,160
264,000	Bausch Health Cos., Inc., 5.875%, 5/15/2023, 144A	267,068
305,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	311,472
240,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	268,152
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	228,094
260,000	Mylan NV, 5.250%, 6/15/2046	242,517
90,000	Mylan, Inc., 5.200%, 4/15/2048	83,107
815,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	706,303
1,160,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	788,742

		2,915,615

	Property & Casualty Insurance – 0.7%
1,160,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,090,400

	Refining – 0.6%
540,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	548,613
495,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	506,138

		1,054,751

	REITs - Mortgage – 0.8%
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	643,388
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025	616,100

		1,259,488

	REITs - Regional Malls – 0.5%
740,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.750%, 5/15/2026, 144A	762,200

	Restaurants – 0.5%
855,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	861,669

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – 1.7%
$685,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	$708,975
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	515,040
170,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	172,125
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	547,706
400,000	JC Penney Corp., Inc., 5.875%, 7/01/2023, 144A	335,000
385,000	L Brands, Inc., 6.750%, 7/01/2036	331,100
140,000	L Brands, Inc., 6.875%, 11/01/2035	124,510
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	141,413

		2,875,869

	Technology – 5.5%
535,000	CalAmp Corp., 2.000%, 8/01/2025, 144A	432,738
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	141,581
125,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	129,531
105,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	91,350
115,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	107,779
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	139,650
930,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	954,412
380,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	389,500
455,000	Dell International LLC/EMC Corp., 4.900%, 10/01/2026, 144A	474,726
975,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,075,602
645,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	681,281
445,000	Equinix, Inc., 5.375%, 1/01/2022	456,681
140,000	Equinix, Inc., 5.375%, 4/01/2023	142,800
590,000	First Data Corp., 5.000%, 1/15/2024, 144A	604,455
695,000	NXP BV/NXP Funding LLC, 3.875%, 9/01/2022, 144A	714,627
315,000	Open Text Corp., 5.625%, 1/15/2023, 144A	323,663

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	$21,156
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	592,250
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	240,288
630,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	653,625
710,000	Western Digital Corp., 4.750%, 2/15/2026	696,546

		9,064,241

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(g)(h)	155,400

	Treasuries – 2.7%
2,010,000	U.S. Treasury Note, 2.000%, 1/31/2020	2,009,372
800,000	U.S. Treasury Note, 2.625%, 7/31/2020	805,875
1,585,000	U.S. Treasury Note, 2.750%, 11/30/2020	1,604,812

		4,420,059

	Wireless – 3.4%
1,070,000	Altice Luxembourg S.A., 10.500%, 5/15/2027, 144A	1,099,425
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	202,500
200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	214,500
80,000	Nokia Oyj, 3.375%, 6/12/2022	81,023
700,000	Nokia Oyj, 4.375%, 6/12/2027	718,375
520,000	Sprint Capital Corp., 6.875%, 11/15/2028	534,456
120,000	Sprint Capital Corp., 8.750%, 3/15/2032	138,900
955,000	Sprint Corp., 7.125%, 6/15/2024	1,012,587
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,280,312
175,000	Sprint Corp., 7.875%, 9/15/2023	190,094
125,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	127,969

		5,600,141

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 2.2%
$220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$212,309
590,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	613,600
930,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	902,100
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	170,887
1,330,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/2025, 144A	1,356,600
390,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(b)	282,750

		3,538,246

	Total Non-Convertible Bonds (Identified Cost $138,672,382)	140,953,237

Convertible Bonds – 8.2%

	Cable Satellite – 1.2%
1,360,000	DISH Network Corp., 2.375%, 3/15/2024	1,256,321
690,000	DISH Network Corp., 3.375%, 8/15/2026	670,807

		1,927,128

	Diversified Manufacturing – 0.5%
820,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	787,924

	Diversified Operations – 0.3%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	487,951

	Finance Companies – 0.3%
395,000	iStar, Inc., 3.125%, 9/15/2022	405,311

	Independent Energy – 1.1%
935,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	746,297
675,000	PDC Energy, Inc., 1.125%, 9/15/2021	632,178
235,000	SM Energy Co., 1.500%, 7/01/2021	216,235
295,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	285,413

		1,880,123

	Industrial Other – 0.1%
195,000	Tutor Perini Corp., 2.875%, 6/15/2021	184,813

Principal Amount	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Media Entertainment – 0.0%
$135,000	Liberty Media Corp., 2.250%, 9/30/2046	$72,148

	Oil Field Services – 0.5%
775,000	Nabors Industries, Inc., 0.750%, 1/15/2024	552,800
385,000	Oil States International, Inc., 1.500%, 2/15/2023	342,422

		895,222

	Pharmaceuticals – 1.6%
1,425,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,479,328
490,000	Dermira, Inc., 3.000%, 5/15/2022	422,149
430,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	373,293
365,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	325,440

		2,600,210

	Retailers – 0.3%
290,000	Booking Holdings, Inc., 0.350%, 6/15/2020	417,342

	Technology – 2.3%
645,000	Avaya Holdings Corp., 2.250%, 6/15/2023	561,472
510,000	Evolent Health, Inc., 2.000%, 12/01/2021	453,342
1,080,000	Finisar Corp., 0.500%, 12/15/2036	1,052,919
790,000	Nuance Communications, Inc., 1.000%, 12/15/2035	739,930
245,000	Nuance Communications, Inc., 1.250%, 4/01/2025	240,316
200,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023, 144A	210,715
345,000	Verint Systems, Inc., 1.500%, 6/01/2021	369,695
255,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	228,998

		3,857,387

	Total Convertible Bonds (Identified Cost $13,983,337)	13,515,559

	Total Bonds and Notes (Identified Cost $152,655,719)	154,468,796

Principal Amount	Description	Value (†)
Senior Loans – 0.8%

	Chemicals – 0.1%
$98,357	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 4.160%, 4/03/2025(a)	$95,382

	Retailers – 0.3%
557,017	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.771%, 6/23/2023(a)	483,675

	Transportation Services – 0.4%
811,508	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.411%, 4/04/2025(a)	811,167

	Total Senior Loans (Identified Cost $1,413,351)	1,390,224

Shares
Preferred Stocks – 1.2%

	Food & Beverage – 1.0%
16,447	Bunge Ltd., 4.875%	1,643,503

	Midstream – 0.2%
641	Chesapeake Energy Corp., 5.750%	306,569
13	Chesapeake Energy Corp., 5.750%, 144A	6,218
90	Chesapeake Energy Corp., 5.750%	42,574

		355,361

	Total Preferred Stocks (Identified Cost $2,115,052)	1,998,864

Common Stocks – 0.3%

	Oil, Gas & Consumable Fuels – 0.2%
8,051	Halcon Resources Corp.(k)	1,424
12,202	Whiting Petroleum Corp.(k)	227,933

		229,357

	Pharmaceuticals – 0.1%
4,298	Bristol-Myers Squibb Co.	194,914

	Total Common Stocks (Identified Cost $941,307)	424,271

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(g)(h)(k) (Identified Cost $0)	9

Principal Amount	Description	Value (†)
Short-Term Investments – 5.3%
$8,747,640	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $8,748,734 on 7/01/2019 collateralized by $8,605,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $8,923,919 including accrued interest(l) (Identified Cost $8,747,640)	$8,747,640

	Total Investments – 101.3% (Identified Cost $165,873,069)	167,029,804
	Other assets less liabilities – (1.3)%	(2,084,433)

	Net Assets – 100.0%	$164,945,371

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,336,797	0.8%	$2	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(b)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(c)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Hexion, Inc., 10.375%	12/11/2018	$46,200	$41,937	Less than 0.1%
Hexion, Inc., 6.625%	12/11/2018	720,556	693,625	0.4%

(d)

Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2019, interest payments were made in cash.

(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of this security amounted to $2 or less than 0.1% of net assets.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $1,336,797 or 0.8% of net assets.
(i)	Perpetual bond with no specified maturity date.

(j)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2019 is disclosed.

(k)	Non-income producing security.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $77,250,949 or 46.8% of net assets.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$2,877,537	$2	(a)	$2,877,539
All Other Non-Convertible Bonds*	—	138,075,698	—		138,075,698

Total Non-Convertible Bonds	—	140,953,235	2		140,953,237

Convertible Bonds*	—	13,515,559	—		13,515,559

Total Bonds and Notes	—	154,468,794	2		154,468,796

Senior Loans*	—	1,390,224	—		1,390,224
Preferred Stocks*	—	1,998,864	—		1,998,864
Common Stocks*	424,271	—	—		424,271
Warrants	9	—	—		9
Short-Term Investments	—	8,747,640	—		8,747,640

Total	$424,280	$166,605,522	$2		$167,029,804

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

For the period ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
Airlines	$311,867	$—	$(4,457)	$4,363	$—	$(311,773)	$—	$—	$—	$—

Home Construction	2	—	—	—	—	—	—	—	2	—

Total	$311,869	$—	$(4,457)	$4,363	$—	$(311,773)	$—	$—	$2	$—

Industry Summary at June 30, 2019 (Unaudited)

Independent Energy	10.2%
Cable Satellite	8.9
Technology	7.8
Healthcare	4.9
Finance Companies	4.9
Banking	4.2
Midstream	3.9
Pharmaceuticals	3.5
Wireless	3.4
Food & Beverage	3.3
Media Entertainment	2.8
Treasuries	2.7
Metals & Mining	2.6
Oil Field Services	2.5
Electric	2.4
Retailers	2.3
Wirelines	2.2
Building Materials	2.0
Other Investments, less than 2% each	21.5
Short-Term Investments	5.3

Total Investments	101.3
Other assets less liabilities	(1.3)

Net Assets	100.0%